Interest expense and other finance costs	12 Months Ended
Dec. 31, 2018
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Interest expense and other finance costs
17	Interest expense and other finance costs

	2018	2017
	$	$

Interest expense on BCP loan	2,903	2,370
Interest expense on other liabilities	10	4
Amortization of loan transaction costs	37	46
Interest cost on decommissioning liability	684	843
	3,634	3,263